Note 17 - Deferred Income Tax and Social Contribution (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of the applied rates for deferred income and social contribution [text block]
Central America and the Caribbean	from 23%	to	31%
Latin America - South (i)	from 14%	to	30%
Canada		26%

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	2019			2018 (restated)
	Assets	Liabilities	Net	Assets	Liabilities	Net
Investment securities	10.0	–	10.0	10.0	–	10.0
Intangible	–	(1,067.5)	(1,067.5)	–	(1,031.1)	(1,031.1)
Employee benefits	750.0	(3.9)	746.1	614.8	–	614.8
Trade payables	2,330.3	(246.6)	2,083.7	1,807.8	(271.9)	1,535.9
Trade receivable	45.5	(3.3)	42.2	41.3	(2.3)	39.0
Derivatives	38.9	(217.2)	(178.3)	18.7	(304.2)	(285.5)
Interest-Bearing Loans and Borrowings	–	–	–	2.5	(78.5)	(76.0)
Inventories	372.0	(67.1)	304.9	266.7	(44.8)	221.9
Property, plant and equipment	290.4	(1,423.4)	(1,133.0)	109.6	(1,386.4)	(1,276.8)
Withholding tax over undistributed profits and royalties	–	(1,115.1)	(1,115.1)	–	(863.8)	(863.8)
Investments in joint ventures	–	(421.6)	(421.6)	–	(421.6)	(421.6)
Loss carry forwards	877.3	(148.4)	728.9	791.0	–	791.0
Provisions	465.9	(2.3)	463.6	363.1	(24.0)	339.1
Impact of the adoption of IFRS 16 (leasing operations)	44.6	(1.9)	42.7	47.2	–	47.2
Other items	89.0	(16.6)	72.4	50.6	(54.6)	(4.0)
Gross deferred tax assets / (liabilities)	5,313.9	(4,734.9)	579.0	4,123.3	(4,483.2)	(359.9)
Netting by taxable entity	(2,363.8)	2,363.8	–	(2,058.6)	2,058.6	–
Net deferred tax assets / (liabilities)	2,950.1	(2,371.1)	579.0	2,064.7	(2,424.6)	(359.9)

Disclosure of the realization of deferred tax assets and liabilities [text block]
	2019
Deferred taxes not related to tax losses	to be realized until 12 months	to be realized after 12 months	Total

Investment securities	–	10.0	10.0
Intangible	(1.2)	(1,066.3)	(1,067.5)
Employee benefits	63.6	682.5	746.1
Trade payables	(202.3)	2,286.0	2,083.7
Trade receivable	41.8	0.4	42.2
Derivatives	(62.2)	(116.1)	(178.3)
Inventories	314.7	(9.8)	304.9
Property, plant and equipment	(117.9)	(1,015.1)	(1,133.0)
Withholding tax over undistributed profits and royalties	(96.5)	(1,018.6)	(1,115.1)
Investments in joint ventures	–	(421.6)	(421.6)
Provisions	221.2	242.4	463.6
Impact of the adoption of IFRS 16 (leasing operations)	(0.6)	43.3	42.7
Other items	14.0	58.4	72.4
Total	174.6	(324.5)	(149.9)

Disclosure of deferred tax realization related to tax losses [text block]
Deferred tax related to tax losses	2019
2020	265.6
2021	285.4
2022	52.4
2023	5.4
2024 to 2026 (i)	120.1
Total	728.9

Disclosure of the reconciliation of changes in deferred tax liability (asset) [text block]
At December 31, 2017	(18.3)
Recognition of actuarial gains/(losses)	(3.5)
Investment hedge on foreign operations	34.5
Investment hedge - put option of a subsidiary interest	44.1
Cash flow hedge - gains/(losses)	(118.3)
Gains/(losses) on translation of other foreign operations	283.4
Recognized in other comprehensive income	240.2
Recognized in the income statement	59.5
Changes directly in the balance sheet	(641.3)
Recognized in deferred tax	(652.1)
Recognized in other group of balance sheet	10.8
At December 31, 2018	(359.9)
Recognition of actuarial gains/(losses)	80.9
Investment hedge - put option of a subsidiary interest	(13.0)
Cash flow hedge - gains/(losses)	106.7
Gains/(losses) on translation of other foreign operations	660.5
Recognized in other comprehensive income	835.1
Recognized in the income statement	363.4
Changes directly in the balance sheet	(259.6)
Recognized in deferred tax	(263.5)
Effect of application of IAS 29 (hyperinflation)	(263.5)
Recognized in other group of balance sheet	3.9
At December 31, 2019	579.0